FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT OF GROUP ASSETS AND LIABILITIES

As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Debt securities for trading	7,195	-	7,195	-
Long-term investments
Equity securities with readily determinable fair value	37,650	37,650	-	-
Equity securities accounted for under measurement alternative	220,981	-	220,981	-
Total assets	265,826	37,650	228,176	-

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments
Equity securities with readily determinable fair value	46,576	46,576	-	-
Equity securities accounted for under measurement alternative	218,407	-	218,407	-
Total assets	264,983	46,576	218,407	-